Other capital reserve (Details Narrative)		12 Months Ended
		Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨) shares ₨ / shares		Mar. 31, 2024 $ / shares	Mar. 31, 2024 INR (₨) shares ₨ / shares		Mar. 31, 2023 $ / shares	Mar. 31, 2023 INR (₨) shares ₨ / shares		Dec. 13, 2016 shares
Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement				204,224			191,411			203,855
Weighted average remaining contractual life of outstanding share options		3 months 29 days	1 year 3 months 29 days
Exercise price | (per share)				₨ 329.33	[1]	$ 83.34	₨ 356.65	[1]	$ 82.19	₨ 356.65	[1]
Number of share options granted in share-based payment arrangement
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement							191,411
Expense from share-based payment transactions | ₨
Number of share options granted in share-based payment arrangement		0	0
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)						4.34	₨ 361.70		4.34	356.65
Share plan 2006 and india share plan 2006 [member] | Employees stock options [member] | Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Percentage Of Shares To Vest Upon Certain Criteria		50.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [Member] | 2015 milestones [member]
Disclosure of reserves within equity [line items]
Percentage Of Shares To Vest Upon Certain Criteria		25.00%
Share plan 2006 and india share plan 2006 [member] | Employee Stock Option [Member] | 2016 Milestones [Member]
Disclosure of reserves within equity [line items]
Percentage Of Shares To Vest Upon Certain Criteria		25.00%
Stock option and incentive plan 2016 [member]
Disclosure of reserves within equity [line items]
Weighted average remaining contractual life of outstanding share options		4 years 3 months 18 days	5 years 3 months 18 days
Stock option and incentive plan 2016 [member] | Employees stock options [member]
Disclosure of reserves within equity [line items]
Number of shares reserved for issue under options and contracts for sale of shares												7,588,646
Expense from share-based payment transactions with employees | ₨			₨ 1,568,000	₨ 11,192,000
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)						2.00	166.68		2.00	164.38
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Exercise price | (per share)						10.00	₨ 833.40		$ 10.00	₨ 821.90
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Vesting schedule one [member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement							21,769
Stock option and incentive plan 2016 [member] | Employees stock options [member] | Vesting schedule two [member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement							466,100
2016 stock option and incentive plan [member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement				407,323			189,081			271,370
Exercise price | ₨ / shares	[2]			₨ 246.66			₨ 270.94			₨ 259.07
Number of share options granted in share-based payment arrangement
2016 stock option and incentive plan [member] | Employees stock options [member]
Disclosure of reserves within equity [line items]
Number of share options granted in share-based payment arrangement
2016 stock option and incentive plan [member] | Employee Stock Option [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement							189,081			271,370
Restricted stock unit and performance stock units 2016 plan [member] | Restricted stock units rsus [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,981,685	1,981,685
Number of other equity instruments outstanding in share-based payment arrangement							4,578,910			3,619,769
Restricted stock unit 2016 plan [member]
Disclosure of reserves within equity [line items]
Expense from share-based payment transactions with employees | ₨		₨ 229,238,000	₨ 138,196,000	₨ 198,366,000
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule one [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		687,857
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule two [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,609,934
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule two [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						10.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule two [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						1.80
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule three [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		692,000
Reserve of share-based payments | ₨							₨ 29,793
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,280,154
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule four [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.50
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule five [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		91,196
Reserve of share-based payments | ₨										₨ 67,877
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule six [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		649,500
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule seven [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,248,185
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule seven [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.00
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule seven [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.50
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule eight [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		84,000
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting schedule nine [member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		475,876
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Ten [Member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		1,248,184
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Ten [Member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						4.25
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Ten [Member] | Top of range [member]
Disclosure of reserves within equity [line items]
Shares price | $ / shares						2.75
Restricted stock unit 2016 plan [member] | Restricted stock units rsus [member] | Vesting Schedule Eleven [Member]
Disclosure of reserves within equity [line items]
Number of other equity instruments granted in share-based payment arrangement		167,873
Restricted stock units rsus [member]
Disclosure of reserves within equity [line items]
Weighted average remaining contractual life		1 year 3 months 7 days	1 year 9 months 25 days
Share based compensation equity instruments [Member]
Disclosure of reserves within equity [line items]
Number of shares reserved for issue under options and contracts for sale of shares				1,844			1,844			1,844
Number of shares reserved for issue under options and contracts for sale of shares exercise price | (per share)						$ 5.42	₨ 445.81
Ordinary shares [member] | Share plan 2006 and india share plan 2006 [member]
Disclosure of reserves within equity [line items]
Number of shares reserved for issue under options and contracts for sale of shares							1,316,765			1,316,765
Ordinary shares [member] | Share plan 2006 and india share plan 2006 [member] | Employees stock options [member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement										203,855

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).
[2]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).